SEGMENT REPORTING - Segment Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Revenue	$ 1,458,937	$ 463,283
Operating income (loss) from continuing operations	(260,132)	(18,771)
Depreciation and amortization	23,011	6,007
Interest expense	(52,164)	(14,294)
Change in derivative liability	39	(8,799)
Total assets	1,027,210	1,027,749
Continuing Operations
Segment Reporting Information [Line Items]
Total assets	1,015,811	954,698
Discontinued Operations
Segment Reporting Information [Line Items]
Total assets	11,399	73,051
Operating Segments | Powersports vehicles
Segment Reporting Information [Line Items]
Revenue	1,404,964	419,443
Operating income (loss) from continuing operations	(265,054)	(22,517)
Depreciation and amortization	22,970	5,981
Interest expense	(52,163)	(14,288)
Change in derivative liability	39	(8,799)
Operating Segments | Powersports vehicles | Continuing Operations
Segment Reporting Information [Line Items]
Total assets	1,872,201	1,200,253
Operating Segments | Vehicle logistics
Segment Reporting Information [Line Items]
Revenue	57,317	48,804
Operating income (loss) from continuing operations	4,896	3,746
Depreciation and amortization	41	27
Interest expense	(1)	(6)
Change in derivative liability	0	0
Operating Segments | Vehicle logistics | Continuing Operations
Segment Reporting Information [Line Items]
Total assets	3,857	14,913
Intersegment Eliminations
Segment Reporting Information [Line Items]
Revenue	(3,344)	(4,964)
Operating income (loss) from continuing operations	26	0
Depreciation and amortization	0	(1)
Interest expense	0	0
Change in derivative liability	0	0
Intersegment Eliminations | Continuing Operations
Segment Reporting Information [Line Items]
Total assets	$ (860,247)	$ (260,468)